Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.9%
ATI, Inc.
(a)
......................... 72,017 $ 13,498,866
Axon Enterprise, Inc.
(a)
................ 41,172 21,728,935
BWX Technologies, Inc. ............... 49,045 8,273,891
Carpenter Technology Corp. ............ 26,350 13,693,041
Curtiss-Wright Corp. .................. 19,744 14,294,656
HEICO Corp.
(b)
..................... 22,728 8,099,350
HEICO Corp. , Class A ................. 41,743 10,739,639
L3Harris Technologies, Inc. ............. 63,026 17,461,984
Northrop Grumman Corp. .............. 30,872 16,747,443
Rocket Lab Corp.
(a)
.................. 289,409 18,797,114
Textron, Inc. ....................... 34,220 2,917,597
TransDigm Group, Inc. ................ 28,936 36,296,740
Woodward, Inc. ..................... 31,621 11,407,276
193,956,532
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ........... 60,899 8,996,609
Expeditors International of Washington, Inc. .. 34,867 5,853,821
14,850,430
Automobiles — 0.1%
Rivian Automotive, Inc. , Class A
(a) (b)
........ 268,961 4,093,586
Banks — 0.6%
Citizens Financial Group, Inc. ........... 113,104 8,103,901
Fifth Third Bancorp .................. 195,980 11,072,870
First Citizens BancShares, Inc. , Class A ..... 1,401 3,063,497
22,240,268
Beverages — 0.9%
Monster Beverage Corp.
(a)
.............. 367,339 35,404,133
Biotechnology — 1.7%
(a)
Alnylam Pharmaceuticals, Inc. ........... 71,271 14,647,616
Incyte Corp. ....................... 36,565 4,370,249
Insmed, Inc. ....................... 114,891 11,328,253
Natera, Inc. ........................ 73,216 19,604,316
Revolution Medicines, Inc. .............. 42,930 8,050,663
Roivant Sciences Ltd. ................. 104,457 3,542,137
Summit Therapeutics, Inc.
(b)
............. 70,422 916,894
United Therapeutics Corp. .............. 11,835 6,127,098
68,587,226
Broadline Retail — 0.6%
Coupang, Inc. , Class A
(a)
............... 689,588 11,274,764
eBay, Inc. ......................... 91,804 10,466,574
21,741,338
Building Products — 1.8%
Carrier Global Corp. .................. 228,669 14,134,031
Johnson Controls International plc ........ 327,892 48,088,641
Lennox International, Inc. .............. 17,162 7,137,332
69,360,004
Capital Markets — 6.5%
Ameriprise Financial, Inc. .............. 20,259 11,058,173
Ares Management Corp. , Class A ......... 112,449 14,403,592
Bank of New York Mellon Corp. (The) ...... 218,771 34,200,471
Coinbase Global, Inc. , Class A
(a) (b)
......... 118,027 17,262,629
Interactive Brokers Group, Inc. , Class A ..... 237,505 20,898,065
LPL Financial Holdings, Inc. ............. 41,300 14,607,810
Moody's Corp. ...................... 81,064 38,779,396
MSCI, Inc. , Class A .................. 38,118 21,812,644
Nasdaq, Inc. ....................... 199,746 18,814,076
Northern Trust Corp. .................. 51,051 9,300,982
Raymond James Financial, Inc. .......... 41,383 7,282,580
Security
Shares
Shares Value
Capital Markets (continued)
Robinhood Markets, Inc. , Class A
(a)
........ 416,843 $ 36,081,930
State Street Corp. ................... 62,711 11,548,858
256,051,206
Chemicals — 2.6%
Air Products & Chemicals, Inc. ........... 54,727 16,138,445
Albemarle Corp. .................... 33,588 3,951,293
Corteva, Inc. ....................... 206,227 16,232,127
Ecolab, Inc. ....................... 135,400 37,591,102
Sherwin-Williams Co. (The) ............. 79,987 27,263,569
101,176,536
Commercial Services & Supplies — 2.1%
Cintas Corp. ....................... 184,298 37,712,900
Clean Harbors, Inc.
(a)
................. 26,907 8,418,662
Copart, Inc.
(a)
...................... 270,023 7,863,070
Republic Services, Inc. , Class A .......... 64,230 13,523,626
Rollins, Inc. ........................ 169,593 6,439,446
Veralto Corp. ....................... 72,334 6,811,693
80,769,397
Communications Equipment — 2.6%
Ciena Corp.
(a)
...................... 75,811 28,584,537
F5, Inc.
(a)
......................... 14,472 5,825,993
Lumentum Holdings, Inc.
(a)
............. 41,570 29,678,486
Motorola Solutions, Inc. ............... 89,660 39,069,345
103,158,361
Construction & Engineering — 1.7%
API Group Corp.
(a)
................... 202,866 8,049,723
Comfort Systems USA, Inc. ............. 18,281 31,620,463
EMCOR Group, Inc. .................. 22,823 18,199,745
MasTec, Inc.
(a)
...................... 32,821 8,635,205
66,505,136
Construction Materials — 1.2%
CRH plc .......................... 128,456 12,204,605
Martin Marietta Materials, Inc. ........... 32,477 17,054,972
Vulcan Materials Co. ................. 67,176 18,041,458
47,301,035
Consumer Finance — 0.3%
SoFi Technologies, Inc.
(a) (b)
............. 677,221 11,045,475
Consumer Staples Distribution & Retail — 0.6%
Casey's General Stores, Inc. ............ 19,810 17,254,510
US Foods Holding Corp.
(a)
.............. 61,187 6,154,800
23,409,310
Containers & Packaging — 0.4%
Ball Corp. ......................... 69,073 4,482,838
International Paper Co. ................ 122,067 4,983,995
Packaging Corp. of America ............ 22,431 5,514,437
14,981,270
Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 142,784 8,421,400
Electric Utilities — 1.0%
American Electric Power Co., Inc. ......... 122,914 15,714,555
Entergy Corp. ...................... 130,321 14,025,146
NRG Energy, Inc. .................... 49,232 6,611,365
PPL Corp. ........................ 133,482 4,699,901
41,050,967
Electrical Equipment — 3.7%
AMETEK, Inc. ...................... 123,588 29,872,456
Bloom Energy Corp. , Class A
(a) (b)
......... 142,846 29,399,135
Emerson Electric Co. ................. 184,133 27,586,806

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Hubbell, Inc. , Class B ................. 26,911 $ 12,716,793
Nextpower, Inc. , Class A
(a)
.............. 44,513 4,000,383
nVent Electric plc .................... 86,137 13,250,455
Rockwell Automation, Inc. .............. 59,698 28,659,816
145,485,844
Electronic Equipment, Instruments & Components — 3.6%
Coherent Corp.
(a)
.................... 98,629 25,928,578
Fabrinet
(a)
......................... 18,634 8,113,430
Flex Ltd.
(a)
......................... 187,376 21,314,020
Jabil, Inc. ......................... 55,930 17,620,746
Keysight Technologies, Inc.
(a)
............ 91,247 29,115,093
TD SYNNEX Corp. ................... 16,250 4,155,125
TE Connectivity plc .................. 99,198 20,404,037
Teledyne Technologies, Inc.
(a)
............ 15,422 10,110,201
TTM Technologies, Inc.
(a)
............... 54,712 6,315,953
143,077,183
Energy Equipment & Services — 1.1%
Baker Hughes Co. , Class A ............. 530,925 32,115,653
TechnipFMC plc ..................... 134,769 9,657,547
41,773,200
Entertainment — 1.8%
Electronic Arts, Inc. .................. 59,710 12,530,741
Liberty Media Corp.-Liberty Formula One , Class
A
(a) (b)
.......................... 7,947 713,720
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 76,090 7,466,712
Live Nation Entertainment, Inc.
(a)
......... 76,987 13,405,746
ROBLOX Corp. , Class A
(a)
.............. 345,197 12,289,013
Take-Two Interactive Software, Inc.
(a)
....... 91,648 22,263,132
TKO Group Holdings, Inc. , Class A ........ 22,234 4,042,364
72,711,428
Financial Services — 1.9%
Affirm Holdings, Inc. , Class A
(a)
........... 151,555 10,837,698
Apollo Global Management, Inc. .......... 151,408 19,015,331
Block, Inc. , Class A
(a)
................. 286,914 23,308,893
Corpay, Inc.
(a)
...................... 17,143 6,550,512
Rocket Cos., Inc. , Class A
(a)
............. 496,455 6,404,269
Toast, Inc. , Class A
(a) (b)
................ 276,325 8,917,008
75,033,711
Food Products — 0.2%
Hershey Co. (The) ................... 51,986 9,100,149
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 40,088 6,926,405
Ground Transportation — 2.5%
CSX Corp. ........................ 672,828 33,910,531
JB Hunt Transport Services, Inc. ......... 40,160 10,913,480
Norfolk Southern Corp. ................ 54,093 18,147,120
Old Dominion Freight Line, Inc. .......... 100,179 21,251,973
XPO, Inc.
(a)
........................ 63,141 12,689,447
96,912,551
Health Care Equipment & Supplies — 2.2%
Dexcom, Inc.
(a)
..................... 206,615 17,242,022
Edwards Lifesciences Corp.
(a)
........... 297,657 25,619,338
IDEXX Laboratories, Inc.
(a)
.............. 40,627 22,713,337
Medline, Inc. , Class A
(a)
................ 139,061 5,462,316
ResMed, Inc. ...................... 42,468 8,959,898
STERIS plc ........................ 22,587 5,158,871
85,155,782
Security
Shares
Shares Value
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. .................. 69,501 $ 15,987,315
Cencora, Inc. ...................... 103,633 32,265,098
Centene Corp.
(a)
.................... 136,492 8,492,532
Humana, Inc. ...................... 26,308 9,572,429
66,317,374
Health Care REITs — 0.6%
Ventas, Inc. ....................... 248,328 23,221,151
Health Care Technology — 0.4%
Veeva Systems, Inc. , Class A
(a)
.......... 80,304 16,364,349
Hotels, Restaurants & Leisure — 5.7%
Airbnb, Inc. , Class A
(a) (b)
................ 216,163 32,753,018
Carnival Corp. Ltd. ................... 263,314 7,322,762
Chipotle Mexican Grill, Inc. , Class A
(a)
...... 683,413 25,436,632
Darden Restaurants, Inc. .............. 26,401 5,374,716
DoorDash, Inc. , Class A
(a)
.............. 202,159 39,655,509
Expedia Group, Inc. .................. 33,352 9,830,168
Flutter Entertainment plc
(a) (b)
............. 34,970 3,653,316
Hilton Worldwide Holdings, Inc. .......... 119,204 38,203,690
Las Vegas Sands Corp. ............... 83,995 4,106,516
Royal Caribbean Cruises Ltd. ........... 133,821 42,595,224
Yum! Brands, Inc. ................... 93,295 14,300,258
223,231,809
Household Durables — 0.6%
Garmin Ltd. ........................ 58,438 17,167,916
Somnigroup International, Inc. ........... 100,046 6,536,005
23,703,921
Household Products — 0.5%
Church & Dwight Co., Inc. .............. 64,868 6,409,607
Colgate-Palmolive Co. ................ 147,172 13,436,804
19,846,411
Independent Power and Renewable Electricity Producers — 0.8%
Talen Energy Corp.
(a)
................. 11,047 3,690,803
Vistra Corp. ....................... 181,168 26,847,286
30,538,089
Insurance — 3.2%
Allstate Corp. (The) .................. 69,060 18,237,365
Aon plc , Class A .................... 115,348 41,588,721
Arthur J Gallagher & Co. ............... 82,667 20,618,803
Cincinnati Financial Corp. .............. 38,402 6,823,267
Loews Corp. ....................... 32,573 3,778,794
Markel Group, Inc.
(a)
.................. 4,696 8,839,469
Marsh & McLennan Cos., Inc. ........... 95,385 18,093,581
Willis Towers Watson plc ............... 21,899 7,356,312
125,336,312
Interactive Media & Services — 0.3%
Reddit, Inc. , Class A
(a)
................. 74,954 10,543,779
IT Services — 3.8%
Cloudflare, Inc. , Class A
(a)
.............. 170,417 47,542,935
CoreWeave, Inc. , Class A
(a)
............. 96,041 6,892,863
MongoDB, Inc. , Class A
(a)
.............. 41,705 14,074,603
Snowflake, Inc. , Class A
(a)
.............. 181,319 53,177,236
Twilio, Inc. , Class A
(a)
................. 77,444 15,283,573
VeriSign, Inc. ...................... 43,651 12,659,663
149,630,873
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. .............. 75,743 10,480,559
Illumina, Inc.
(a)
...................... 52,805 10,830,305
Mettler-Toledo International, Inc.
(a)
........ 5,889 8,340,591

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Waters Corp.
(a)
..................... 36,775 $ 13,875,575
West Pharmaceutical Services, Inc. ....... 37,906 12,924,430
56,451,460
Machinery — 3.8%
Cummins, Inc. ...................... 73,751 46,772,884
Dover Corp. ....................... 41,576 8,507,281
Illinois Tool Works, Inc. ................ 81,534 23,396,181
Ingersoll Rand, Inc. .................. 104,960 8,751,565
ITT, Inc. .......................... 47,881 9,383,718
Otis Worldwide Corp. ................. 70,595 5,079,310
RBC Bearings, Inc.
(a)
................. 16,583 9,142,374
Snap-on, Inc. ...................... 10,328 4,238,715
Westinghouse Air Brake Technologies Corp. .. 90,496 26,321,667
Xylem, Inc. ........................ 74,877 8,758,363
150,352,058
Media — 0.2%
EchoStar Corp. , Class A
(a)
.............. 73,277 6,161,863
Metals & Mining — 2.4%
Freeport-McMoRan, Inc. ............... 770,434 48,252,281
Nucor Corp. ....................... 76,465 19,673,680
Reliance, Inc. ...................... 14,386 5,842,155
Royal Gold, Inc. ..................... 45,137 8,952,924
Steel Dynamics, Inc. .................. 50,571 12,706,469
95,427,509
Multi-Utilities — 1.0%
Ameren Corp. ...................... 62,088 6,805,466
CenterPoint Energy, Inc. ............... 161,891 6,805,898
CMS Energy Corp. ................... 59,467 4,281,029
NiSource, Inc. ...................... 123,330 5,479,552
Public Service Enterprise Group, Inc. ...... 93,895 7,199,868
WEC Energy Group, Inc. ............... 78,603 8,600,740
39,172,553
Oil, Gas & Consumable Fuels — 2.2%
EQT Corp. ........................ 117,281 6,249,905
Expand Energy Corp. ................. 82,062 7,716,290
Marathon Petroleum Corp. ............. 75,737 23,968,488
Targa Resources Corp. ................ 54,776 14,809,787
Texas Pacific Land Corp.
(b)
............. 30,990 12,475,954
Williams Cos., Inc. (The) ............... 274,745 19,655,257
84,875,681
Passenger Airlines — 0.2%
Southwest Airlines Co. ................ 147,657 6,640,135
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The) , Class A ..... 132,433 11,111,129
Pharmaceuticals — 0.2%
Zoetis, Inc. , Class A .................. 93,967 7,262,709
Professional Services — 0.5%
Equifax, Inc. ....................... 38,615 6,665,721
Jacobs Solutions, Inc. ................. 28,348 3,824,996
Verisk Analytics, Inc. , Class A ............ 41,084 8,005,217
18,495,934
Real Estate Management & Development — 0.4%
(a)
CBRE Group, Inc. , Class A ............. 63,288 9,291,312
CoStar Group, Inc. ................... 207,924 5,979,894
15,271,206
Residential REITs — 0.5%
AvalonBay Communities, Inc. ........... 30,598 5,679,295
Equity Residential ................... 73,142 4,860,286
Security
Shares
Shares Value
Residential REITs (continued)
Essex Property Trust, Inc. .............. 15,199 $ 4,318,644
Invitation Homes, Inc. ................. 110,981 3,298,355
Sun Communities, Inc. ................ 27,853 3,439,288
21,595,868
Retail REITs — 0.7%
Realty Income Corp. .................. 159,063 10,159,354
Simon Property Group, Inc. ............. 84,327 19,342,084
29,501,438
Semiconductors & Semiconductor Equipment — 5.9%
Amkor Technology, Inc. ................ 66,210 3,301,893
Astera Labs, Inc.
(a)
................... 74,069 23,052,495
Credo Technology Group Holding Ltd.
(a)
..... 88,568 18,332,690
Entegris, Inc. ....................... 81,553 9,708,885
First Solar, Inc.
(a)
.................... 29,319 6,187,188
Lattice Semiconductor Corp.
(a)
........... 73,755 9,165,534
MACOM Technology Solutions Holdings, Inc.
(a)
37,128 9,335,464
Microchip Technology, Inc. .............. 290,293 21,565,867
MKS, Inc. ......................... 35,735 10,629,376
Monolithic Power Systems, Inc. .......... 25,181 35,908,861
NXP Semiconductors NV .............. 88,944 20,382,407
ON Semiconductor Corp.
(a)
............. 210,066 17,143,486
Qnity Electronics, Inc. ................. 112,055 14,699,375
Teradyne, Inc. ...................... 83,946 30,866,105
230,279,626
Software — 4.5%
Autodesk, Inc.
(a)
..................... 114,163 26,736,975
Circle Internet Group, Inc. , Class A
(a)
....... 96,531 6,043,806
Datadog, Inc. , Class A
(a)
............... 167,385 44,854,158
Fair Isaac Corp.
(a)
.................... 11,706 13,145,487
Fortinet, Inc.
(a)
...................... 333,560 54,020,042
PTC, Inc.
(a)
........................ 38,897 5,336,668
Roper Technologies, Inc. ............... 18,684 7,323,568
Trimble, Inc.
(a) (b)
..................... 86,952 4,919,744
Tyler Technologies, Inc.
(a) (b)
............. 22,529 6,974,978
Zscaler, Inc.
(a)
...................... 55,214 8,348,357
177,703,783
Specialized REITs — 1.6%
Digital Realty Trust, Inc. ............... 112,328 21,176,074
Extra Space Storage, Inc. .............. 38,752 5,736,846
Iron Mountain, Inc. ................... 112,732 13,789,378
Public Storage ...................... 33,411 10,830,844
SBA Communications Corp. , Class A ....... 25,261 4,571,736
Weyerhaeuser Co. ................... 223,189 5,586,421
61,691,299
Specialty Retail — 3.7%
AutoZone, Inc.
(a)
.................... 8,884 26,796,365
Burlington Stores, Inc.
(a)
............... 33,631 12,392,351
Carvana Co. , Class A
(a)
................ 359,040 22,389,734
O'Reilly Automotive, Inc.
(a)
.............. 442,532 39,540,234
Ross Stores, Inc. .................... 124,466 31,249,679
Ulta Beauty, Inc.
(a)
................... 13,523 6,935,000
Williams-Sonoma, Inc. ................ 27,963 6,394,020
145,697,383
Technology Hardware, Storage & Peripherals — 2.0%
Dell Technologies, Inc. , Class C .......... 108,170 43,848,873
Everpure, Inc. , Class A
(a)
............... 170,502 13,157,639
IonQ, Inc.
(a) (b)
....................... 197,873 7,210,492
NetApp, Inc. ....................... 34,826 6,216,441
Super Micro Computer, Inc.
(a)
............ 300,007 8,520,199
78,953,644

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.3%
Tapestry, Inc. ....................... 70,651 $ 10,765,093
Trading Companies & Distributors — 2.9%
Fastenal Co. ....................... 593,130 28,298,232
Ferguson Enterprises, Inc. .............. 60,704 14,224,768
Sunbelt Rentals Holdings, Inc.
(b)
.......... 98,950 7,116,484
United Rentals, Inc. .................. 22,825 24,634,109
Watsco, Inc. ....................... 10,022 3,099,805
WESCO International, Inc. .............. 9,689 3,328,075
WW Grainger, Inc. ................... 23,955 33,111,080
113,812,553
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 41,216 5,529,951
Total Long-Term Investments — 99 .8%
(Cost: $ 3,241,559,294 ) ............................ 3,915,766,806
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e)
.................. 111,239,251 $ 111,272,622
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 6,224,657 6,224,657
Total Short-Term Securities — 3 .0%
(Cost: $ 117,480,126 ) .............................. 117,497,279
Total Investments — 102 .8%
(Cost: $ 3,359,039,420 ) ............................ 4,033,264,085
Liabilities in Excess of Other Assets — (2.8) % ............. (109,773,852)
Net Assets — 100.0% ...............................
$ 3,923,490,233
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 45,944,902 $ 65,324,788
(a)
$ — $ 1,981 $ 951 $ 111,272,622 111,239,251 $ 55,899
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 7,932,876 — (1,708,219)
(a)
— — 6,224,657 6,224,657 54,928 —
$ 1,981 $ 951 $ 117,497,279 $ 110,827 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 4 09/18/26 $ 2,272 $ (188,912)
Russell 2000 E-Mini Index .................................................... 32 09/18/26 4,701 (146,255)
$ (335,167)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,915,766,806 $ — $ — $ 3,915,766,806
Short-Term Securities
Money Market Funds ...................................... 117,497,279 — — 117,497,279
$ 4,033,264,085 $ — $ — $ 4,033,264,085
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (335,167) $ — $ — $ (335,167)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust